Shareholders' Equity - Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 51,232	$ 55,387	$ 53,725
Changes in unrealized gains (losses)	1,500	(13,656)	(3,698)
Changes in unrealized gains (losses)	(252)	(75)	125
Changes in unrealized gains (losses)	(262)	526	400
Changes in unrealized gains (losses)	986	(13,205)	(3,173)
Transfer of securities from available-for-sale to held-to-maturity		0	0
Foreign currency translation adjustment	21	(10)	35
Reclassification to earnings of realized (gains) losses	748	544	104
Applicable income taxes	(444)	3,207	769
Ending Balance	55,771	51,232	55,387
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(11,407)	(1,943)	322
Ending Balance	(10,096)	(11,407)	(1,943)
Unrealized Gains (Losses) on Investment Securities Available-For-Sale
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(6,378)	540	2,417
Changes in unrealized gains (losses)	1,500	(13,656)	(3,698)
Transfer of securities from available-for-sale to held-to-maturity		4,413	1,289
Reclassification to earnings of realized (gains) losses	145	(20)	(103)
Applicable income taxes	(418)	2,345	635
Ending Balance	(5,151)	(6,378)	540
Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(3,933)	(935)	0
Transfer of securities from available-for-sale to held-to-maturity		(4,413)	(1,289)
Reclassification to earnings of realized (gains) losses	530	400	36
Applicable income taxes	(134)	1,015	318
Ending Balance	(3,537)	(3,933)	(935)
Unrealized Gains (Losses) on Derivative Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(114)	(85)	(189)
Changes in unrealized gains (losses)	(252)	(75)	125
Reclassification to earnings of realized (gains) losses	80	36	14
Applicable income taxes	44	10	(35)
Ending Balance	(242)	(114)	(85)
Unrealized Gains (Losses) on Retirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(939)	(1,426)	(1,842)
Changes in unrealized gains (losses)	(262)	526	400
Reclassification to earnings of realized (gains) losses	(7)	128	157
Applicable income taxes	70	(167)	(141)
Ending Balance	(1,138)	(939)	(1,426)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(43)	(37)	(64)
Foreign currency translation adjustment	21	(10)	35
Applicable income taxes	(6)	4	(8)
Ending Balance	$ (28)	$ (43)	$ (37)